Annual Total Returns (Bar Chart) - Global Trust (Global Trust, Series I, Global Trust)	12 Months Ended
May 01, 2011
Global Trust | Series I, Global Trust
Bar Chart Table:
2001	(16.09%)
2002	(19.11%)
2003	27.46%
2004	14.75%
2005	10.72%
2006	20.32%
2007	1.28%
2008	(39.51%)
2009	31.37%
2010	7.76%